Common stock (Recognized expenses nonemployee stock-based compensation) (Details) (Nonemployees, USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Nonemployees
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 29,000	$ 448,000	$ 907,000	$ 100,000	$ 0